Derivatives, Sold Credit Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Details of Sold and Purchased Credit Derivatives [Abstract]
Credit protection sold - Notional amount	$ 18,776	$ 16,523
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Credit protection sold - Notional amount	4,974	4,463
Credit default swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Credit protection sold - Notional amount	12,568	10,516
Credit default swaps [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Credit protection sold - Notional amount	922	684
Risk participation swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Credit protection sold - Notional amount	6,208	6,007
Risk participation swaps [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Credit protection sold - Notional amount	$ 4,052	$ 3,779